UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48449-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (74.1%)

               COMMON STOCKS (52.8%)

               CONSUMER DISCRETIONARY (6.3%)
               -----------------------------
               APPAREL RETAIL (0.7%)
      5,700    DSW, Inc. "A"                                                               $    169
     12,000    Finish Line, Inc. "A"                                                            317
     23,700    Gap, Inc.                                                                        898
     14,800    Ross Stores, Inc.                                                              1,195
                                                                                           --------
                                                                                              2,579
                                                                                           --------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
     14,200    Michael Kors Holdings Ltd.*                                                    1,116
                                                                                           --------
               AUTO PARTS & EQUIPMENT (0.6%)
     14,200    Delphi Automotive plc                                                            980
     26,000    Johnson Controls, Inc.                                                         1,228
                                                                                           --------
                                                                                              2,208
                                                                                           --------
               AUTOMOBILE MANUFACTURERS (0.2%)
     11,000    Thor Industries, Inc.                                                            582
                                                                                           --------
               CABLE & SATELLITE (0.8%)
     32,100    Comcast Corp. "A"                                                              1,777
     14,200    DIRECTV*                                                                       1,232
                                                                                           --------
                                                                                              3,009
                                                                                           --------
               DEPARTMENT STORES (0.5%)
      5,100    Dillard's, Inc. "A"                                                              539
     18,900    Macy's, Inc.                                                                   1,093
                                                                                           --------
                                                                                              1,632
                                                                                           --------
               DISTRIBUTORS (0.1%)
      2,700    Genuine Parts Co.                                                                262
                                                                                           --------
               EDUCATION SERVICES (0.1%)
      4,200    Grand Canyon Education, Inc.*                                                    201
                                                                                           --------
               FOOTWEAR (0.1%)
     12,300    Steven Madden Ltd.*                                                              386
                                                                                           --------
               GENERAL MERCHANDISE STORES (0.0%)
      1,900    Big Lots, Inc.                                                                    87
                                                                                           --------
               HOME IMPROVEMENT RETAIL (0.4%)
      1,200    Home Depot, Inc.                                                                 117
     22,500    Lowe's Companies, Inc.                                                         1,287
                                                                                           --------
                                                                                              1,404
                                                                                           --------
               HOMEFURNISHING RETAIL (0.1%)
     21,300    Aaron's, Inc.                                                                    527
                                                                                           --------

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1  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               HOTELS, RESORTS & CRUISE LINES (0.4%)
      5,400    Marriott Vacations Worldwide Corp.                                          $    375
     13,000    Wyndham Worldwide Corp.                                                        1,010
                                                                                           --------
                                                                                              1,385
                                                                                           --------
               INTERNET RETAIL (0.5%)
      6,500    NutriSystem, Inc.                                                                109
      1,270    Priceline Group, Inc.*                                                         1,532
                                                                                           --------
                                                                                              1,641
                                                                                           --------
               MOVIES & ENTERTAINMENT (0.6%)
      1,600    Time Warner, Inc.                                                                127
     22,400    Walt Disney Co.                                                                2,047
                                                                                           --------
                                                                                              2,174
                                                                                           --------
               PUBLISHING (0.1%)
      2,400    Gannett Co., Inc.                                                                 76
      4,600    Thomson Reuters Corp.                                                            171
                                                                                           --------
                                                                                                247
                                                                                           --------
               RESTAURANTS (0.8%)
        300    Chipotle Mexican Grill, Inc.*                                                    191
      2,200    DineEquity, Inc.                                                                 196
     18,600    McDonald's Corp.                                                               1,743
     10,100    Yum! Brands, Inc.                                                                726
                                                                                           --------
                                                                                              2,856
                                                                                           --------
               Total Consumer Discretionary                                                  22,296
                                                                                           --------

               CONSUMER STAPLES (3.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
      1,600    Archer-Daniels-Midland Co.                                                        75
     12,100    Bunge Ltd.                                                                     1,073
                                                                                           --------
                                                                                              1,148
                                                                                           --------
               DRUG RETAIL (0.1%)
      4,800    CVS Health Corp.                                                                 412
                                                                                           --------
               FOOD RETAIL (0.4%)
     25,700    Kroger Co.                                                                     1,432
                                                                                           --------
               HOUSEHOLD PRODUCTS (0.6%)
      8,200    Colgate-Palmolive Co.                                                            548
     10,400    Kimberly-Clark Corp.                                                           1,188
      3,000    Procter & Gamble Co.                                                             262
                                                                                           --------
                                                                                              1,998
                                                                                           --------
               HYPERMARKETS & SUPER CENTERS (0.5%)
     21,000    Wal-Mart Stores, Inc.                                                          1,602
                                                                                           --------
               PACKAGED FOODS & MEAT (0.8%)
      6,600    Cal-Maine Foods, Inc.                                                            579
      4,200    Kellogg Co.                                                                      269
     16,900    Pilgrim's Pride Corp.*                                                           480
      6,800    Sanderson Farms, Inc.                                                            571
     25,600    Tyson Foods, Inc. "A"                                                          1,033
                                                                                           --------
                                                                                              2,932
                                                                                           --------
               SOFT DRINKS (1.0%)
      9,300    Coca-Cola Enterprises, Inc.                                                      403
      8,100    Monster Beverage Corp.*                                                          817
     23,400    PepsiCo, Inc.                                                                  2,251
                                                                                           --------
                                                                                              3,471
                                                                                           --------
               Total Consumer Staples                                                        12,995
                                                                                           --------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               ENERGY (5.1%)
               -------------
               INTEGRATED OIL & GAS (1.9%)
     16,700    Chevron Corp.                                                               $  2,003
     40,500    Exxon Mobil Corp.                                                              3,917
      5,100    Hess Corp.                                                                       432
      3,800    Occidental Petroleum Corp.                                                       338
                                                                                           --------
                                                                                              6,690
                                                                                           --------
               OIL & GAS DRILLING (0.3%)
      6,700    Helmerich & Payne, Inc.                                                          582
      5,200    Noble Corp. plc                                                                  109
      4,300    Unit Corp.*                                                                      208
                                                                                           --------
                                                                                                899
                                                                                           --------
               OIL & GAS EQUIPMENT & SERVICES (0.6%)
     14,600    Baker Hughes, Inc.                                                               773
      9,800    National-Oilwell Varco, Inc.                                                     712
      4,500    Oil States International, Inc.*                                                  269
     14,500    RPC, Inc.                                                                        238
                                                                                           --------
                                                                                              1,992
                                                                                           --------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
     13,800    Anadarko Petroleum Corp.                                                       1,267
      7,700    Cabot Oil & Gas Corp.                                                            240
     22,800    ConocoPhillips                                                                 1,645
     13,000    EOG Resources, Inc.                                                            1,236
      5,500    EQT Corp.                                                                        517
      1,700    Marathon Oil Corp.                                                                60
      3,700    SM Energy Co.                                                                    208
                                                                                           --------
                                                                                              5,173
                                                                                           --------
               OIL & GAS REFINING & MARKETING (0.8%)
      3,900    Marathon Petroleum Corp.                                                         355
     16,500    Phillips 66                                                                    1,295
     25,100    Valero Energy Corp.                                                            1,257
                                                                                           --------
                                                                                              2,907
                                                                                           --------
               OIL & GAS STORAGE & TRANSPORTATION (0.0%)
      1,200    Targa Resources Corp.                                                            154
                                                                                           --------
               Total Energy                                                                  17,815
                                                                                           --------

               FINANCIALS (8.8%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
      4,700    Ameriprise Financial, Inc.                                                       593
      5,400    Bank of New York Mellon Corp.                                                    209
     15,400    Franklin Resources, Inc.                                                         856
      2,300    Waddell & Reed Financial, Inc. "A"                                               110
                                                                                           --------
                                                                                              1,768
                                                                                           --------
               CONSUMER FINANCE (0.4%)
     16,400    Capital One Financial Corp.                                                    1,358
      3,700    Nelnet, Inc. "A"                                                                 176
                                                                                           --------
                                                                                              1,534
                                                                                           --------
               DIVERSIFIED BANKS (2.0%)
     42,500    Bank of America Corp.                                                            729
     41,900    Citigroup, Inc.                                                                2,243
     46,800    JPMorgan Chase & Co.                                                           2,831
     25,900    Wells Fargo & Co.                                                              1,375
                                                                                           --------
                                                                                              7,178
                                                                                           --------
               INVESTMENT BANKING & BROKERAGE (0.5%)
      7,200    Goldman Sachs Group, Inc.                                                      1,368
                                                                                           --------

================================================================================

3  | USAA First Start Growth Fund

================================================================================


                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
      2,300    Lazard Ltd. "A"                                                             $    113
      2,200    Piper Jaffray Co., Inc.*                                                         124
                                                                                           --------
                                                                                              1,605
                                                                                           --------
               LIFE & HEALTH INSURANCE (0.6%)
     19,800    AFLAC, Inc.                                                                    1,183
     29,000    Unum Group                                                                       970
                                                                                           --------
                                                                                              2,153
                                                                                           --------
               MULTI-LINE INSURANCE (0.5%)
     13,900    American Financial Group, Inc.                                                   832
     73,700    Genworth Financial, Inc. "A"*                                                  1,031
                                                                                           --------
                                                                                              1,863
                                                                                           --------
               MULTI-SECTOR HOLDINGS (0.4%)
      8,900    Berkshire Hathaway, Inc. "B"*                                                  1,247
                                                                                           --------
               PROPERTY & CASUALTY INSURANCE (0.0%)
      1,500    Navigators Group, Inc.*                                                          102
                                                                                           --------
               REAL ESTATE SERVICES (0.5%)
     17,400    CBRE Group, Inc. "A"*                                                            557
      7,700    Jones Lang LaSalle, Inc.                                                       1,041
                                                                                           --------
                                                                                              1,598
                                                                                           --------
               REGIONAL BANKS (1.0%)
     21,400    CIT Group, Inc.                                                                1,047
     49,600    First Niagara Financial Group, Inc.                                              371
     26,100    Fulton Financial Corp.                                                           310
     75,800    KeyCorp                                                                        1,001
      4,000    PNC Financial Services Group, Inc.                                               346
     37,100    Regions Financial Corp.                                                          368
                                                                                           --------
                                                                                              3,443
                                                                                           --------
               REINSURANCE (0.1%)
      2,600    Reinsurance Group of America, Inc.                                               219
                                                                                           --------
               REITs - DIVERSIFIED (0.1%)
      4,000    American Assets Trust, Inc.                                                      153
     34,000    Chambers Street Properties                                                       279
                                                                                           --------
                                                                                                432
                                                                                           --------
               REITs - HOTEL & RESORT (0.3%)
     31,700    Hospitality Properties Trust                                                     939
      5,300    RLJ Lodging Trust                                                                171
     10,300    Strategic Hotels & Resorts, Inc.*                                                132
                                                                                           --------
                                                                                              1,242
                                                                                           --------
               REITs - INDUSTRIAL (0.3%)
     25,900    ProLogis, Inc.                                                                 1,079
                                                                                           --------
               REITs - MORTGAGE (0.9%)
      8,200    AG Mortgage Investment Trust, Inc.                                               156
     45,200    American Capital Agency Corp.                                                  1,028
      4,100    American Capital Mortgage Investment Corp.                                        80
     92,400    Annaly Capital Management, Inc.                                                1,054
      6,500    Apollo Residential Mortgage                                                      109
     33,100    Invesco Mortgage Capital                                                         548
      6,550    New Residential Investment Corp.                                                  81
     22,300    Resource Capital Corp.                                                           118
                                                                                           --------
                                                                                              3,174
                                                                                           --------
               REITs - OFFICE (0.0%)
     14,000    Franklin Street Properties Corp.                                                 168
                                                                                           --------
               REITs - RESIDENTIAL (0.1%)
      5,800    American Campus Communities, Inc.                                                228
                                                                                           --------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
               REITs - SPECIALIZED (0.3%)
      9,400    American Tower Corp.                                                        $    916
                                                                                           --------
               SPECIALIZED FINANCE (0.3%)
      4,500    CBOE Holdings, Inc.                                                              265
      7,300    McGraw Hill Financial, Inc.                                                      661
                                                                                           --------
                                                                                                926
                                                                                           --------
               Total Financials                                                              30,875
                                                                                           --------
               HEALTH CARE (8.0%)
               ------------------
               BIOTECHNOLOGY (2.0%)
      7,400    Alexion Pharmaceuticals, Inc.*                                                 1,416
      5,900    Amgen, Inc.                                                                      957
      5,500    Biogen Idec, Inc.*                                                             1,766
     11,300    Celgene Corp.*                                                                 1,210
     15,300    Gilead Sciences, Inc.*                                                         1,713
      1,300    Ligand Pharmaceuticals, Inc. "B"*                                                 72
                                                                                           --------
                                                                                              7,134
                                                                                           --------
               HEALTH CARE EQUIPMENT (1.0%)
     29,600    Abbott Laboratories                                                            1,290
     10,000    Baxter International, Inc.                                                       701
     48,300    Boston Scientific Corp.*                                                         642
      3,200    C.R. Bard, Inc.                                                                  525
      4,500    CareFusion Corp.*                                                                258
      2,200    Hologic, Inc.*                                                                    58
      2,000    St. Jude Medical, Inc.                                                           128
                                                                                           --------
                                                                                              3,602
                                                                                           --------
               HEALTH CARE FACILITIES (0.1%)
      1,400    Universal Health Services, Inc. "B"                                              145
                                                                                           --------
               HEALTH CARE SERVICES (0.4%)
     17,300    Express Scripts Holdings Co.*                                                  1,329
                                                                                           --------
               HEALTH CARE TECHNOLOGY (0.3%)
     17,900    Cerner Corp.*                                                                  1,134
                                                                                           --------
               MANAGED HEALTH CARE (1.3%)
     14,700    Aetna, Inc.                                                                    1,213
     10,400    Cigna Corp.                                                                    1,036
      5,100    Health Net, Inc.*                                                                242
     13,800    UnitedHealth Group, Inc.                                                       1,311
      5,800    WellPoint, Inc.                                                                  735
                                                                                           --------
                                                                                              4,537
                                                                                           --------
               PHARMACEUTICALS (2.9%)
      2,700    Allergan, Inc.                                                                   513
     28,100    Bristol-Myers Squibb Co.                                                       1,635
      8,300    Eli Lilly and Co.                                                                551
        700    Jazz Pharmaceuticals plc*                                                        118
     30,300    Johnson & Johnson                                                              3,266
      4,200    Lannett Co., Inc.*                                                               238
     19,400    Merck & Co., Inc.                                                              1,124
     89,700    Pfizer, Inc.                                                                   2,686
                                                                                           --------
                                                                                             10,131
                                                                                           --------
               Total Health Care                                                             28,012
                                                                                           --------
               INDUSTRIALS (6.4%)
               ------------------
               AEROSPACE & DEFENSE (1.0%)
      2,100    Alliant Techsystems, Inc.                                                        246
      4,900    General Dynamics Corp.                                                           685
      3,600    L-3 Communications Holdings, Inc.                                                437

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5  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
      8,600    Northrop Grumman Corp.                                                      $  1,186
     11,600    Spirit AeroSystems Holdings, Inc. "A"*                                           456
      4,400    United Technologies Corp.                                                        471
                                                                                           --------
                                                                                              3,481
                                                                                           --------
               AGRICULTURAL & FARM MACHINERY (0.1%)
      5,800    Toro Co.                                                                         358
                                                                                           --------
               AIR FREIGHT & LOGISTICS (0.5%)
      8,800    FedEx Corp.                                                                    1,473
      2,000    United Parcel Service, Inc. "B"                                                  210
                                                                                           --------
                                                                                              1,683
                                                                                           --------
               AIRLINES (0.7%)
      1,600    Alaska Air Group, Inc.                                                            85
        800    Copa Holdings S.A. "A"                                                            94
     34,000    Southwest Airlines Co.                                                         1,172
     22,400    United Continental Holdings, Inc.*                                             1,183
                                                                                           --------
                                                                                              2,534
                                                                                           --------
               BUILDING PRODUCTS (0.2%)
     11,800    A.O. Smith Corp.                                                                 630
                                                                                           --------
               CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      3,400    Cummins, Inc.                                                                    497
      8,600    Oshkosh Corp.                                                                    385
                                                                                           --------
                                                                                                882
                                                                                           --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     11,500    AMETEK, Inc.                                                                     600
      3,200    Eaton Corp. plc                                                                  219
     18,500    Emerson Electric Co.                                                           1,185
                                                                                           --------
                                                                                              2,004
                                                                                           --------
               INDUSTRIAL CONGLOMERATES (0.9%)
      3,100    Carlisle Companies, Inc.                                                         276
    117,600    General Electric Co.                                                           3,035
                                                                                           --------
                                                                                              3,311
                                                                                           --------
               INDUSTRIAL MACHINERY (1.1%)
      4,900    Blount International, Inc.*                                                       75
      9,400    Dover Corp.                                                                      747
      8,800    Harsco Corp.                                                                     191
     13,000    Illinois Tool Works, Inc.                                                      1,184
      2,200    Mueller Industries, Inc.                                                          71
      8,300    Parker Hannifin Corp.                                                          1,054
     11,500    Timken Co.                                                                       494
                                                                                           --------
                                                                                              3,816
                                                                                           --------
               RAILROADS (1.0%)
     14,900    CSX Corp.                                                                        531
     11,300    Norfolk Southern Corp.                                                         1,250
     14,000    Union Pacific Corp.                                                            1,630
                                                                                           --------
                                                                                              3,411
                                                                                           --------
               TRADING COMPANIES & DISTRIBUTORS (0.1%)
      2,300    MRC Global, Inc.*                                                                 48
      2,200    United Rentals, Inc.*                                                            242
                                                                                           --------
                                                                                                290
                                                                                           --------
               TRUCKING (0.0%)
       500     AMERCO                                                                           136
                                                                                           --------
               Total Industrials                                                             22,536
                                                                                           --------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (10.5%)
               ------------------------------
               APPLICATION SOFTWARE (0.3%)
      2,500    ANSYS, Inc.*                                                                $    196
      6,100    Manhattan Associates, Inc.*                                                      245
      2,000    Solera Holdings, Inc.                                                            104
      3,500    SS&C Technologies Holdings, Inc.*                                                169
      3,700    Synopsys, Inc.*                                                                  152
                                                                                           --------
                                                                                                866
                                                                                           --------
               COMMUNICATIONS EQUIPMENT (1.2%)
     72,400    Cisco Systems, Inc.                                                            1,772
      7,600    Commscope Holding Co., Inc.*                                                     164
      3,900    Harris Corp.                                                                     271
     27,300    QUALCOMM, Inc.                                                                 2,143
                                                                                           --------
                                                                                              4,350
                                                                                           --------
               DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
     16,800    Broadridge Financial Solutions, Inc.                                             738
      3,900    Cardtronics, Inc.*                                                               150
     10,400    DST Systems, Inc.                                                              1,002
      3,300    ExlService Holdings, Inc.*                                                        92
     14,600    Fiserv, Inc.*                                                                  1,014
      2,800    Syntel, Inc.*                                                                    243
        300    Visa, Inc. "A"                                                                    72
                                                                                           --------
                                                                                              3,311
                                                                                           --------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
      2,900    Electronic Arts, Inc.*                                                           119
                                                                                           --------
               INTERNET SOFTWARE & SERVICES (1.7%)
     29,800    Facebook, Inc. "A"*                                                            2,235
      2,690    Google, Inc. "A"*                                                              1,528
      4,190    Google, Inc. "C"*                                                              2,342
                                                                                           --------
                                                                                              6,105
                                                                                           --------
               IT CONSULTING & OTHER SERVICES (0.4%)
      4,800    Booz Allen Hamilton Holdings                                                     127
      4,900    Cognizant Technology Solutions Corp. "A"*                                        239
      7,700    iGATE Corp.*                                                                     285
      4,300    International Business Machines Corp.                                            707
                                                                                           --------
                                                                                              1,358
                                                                                           --------
               SEMICONDUCTORS (1.5%)
     18,700    Integrated Device Technology, Inc.*                                              307
     73,200    Intel Corp.                                                                    2,490
     17,400    Skyworks Solutions, Inc.                                                       1,013
     29,100    Texas Instruments, Inc.                                                        1,445
                                                                                           --------
                                                                                              5,255
                                                                                           --------
               SYSTEMS SOFTWARE (1.9%)
      2,800    AVG Technologies N.V.*                                                            50
     17,900    CA, Inc.                                                                         520
     62,300    Microsoft Corp.                                                                2,925
     53,700    Oracle Corp.                                                                   2,097
     44,300    Symantec Corp.                                                                 1,100
                                                                                           --------
                                                                                              6,692
                                                                                           --------
               TECHNOLOGY DISTRIBUTORS (0.2%)
     22,600    Ingram Micro, Inc. "A"*                                                          606
                                                                                           --------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.3%)
     57,260    Apple, Inc.                                                                    6,184
      4,100    EMC Corp.                                                                        118

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7  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
      53,200   Hewlett-Packard Co.                                                         $  1,909
                                                                                           --------
                                                                                              8,211
                                                                                           --------
               Total Information Technology                                                  36,873
                                                                                           --------
               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.1%)
      6,800    Century Aluminum Co.*                                                            199
                                                                                           --------
               COMMODITY CHEMICALS (0.6%)
      1,800    Cabot Corp.                                                                       84
     13,800    LyondellBasell Industries N.V. "A"                                             1,264
     10,100    Westlake Chemical Corp.                                                          713
                                                                                           --------
                                                                                              2,061
                                                                                           --------
               DIVERSIFIED CHEMICALS (0.1%)
     11,500    Dow Chemical Co.                                                                 568
                                                                                           --------
               DIVERSIFIED METALS & MINING (0.2%)
      3,000    Compass Minerals International, Inc.                                             257
     10,900    Globe Specialty Metals, Inc.                                                     205
     16,700    Southern Copper Corp.                                                            481
                                                                                           --------
                                                                                                943
                                                                                           --------
               SPECIALTY CHEMICALS (0.5%)
     17,000    Celanese Corp. "A"                                                               998
      2,500    PPG Industries, Inc.                                                             509
        700    Sherwin-Williams Co.                                                             161
                                                                                           --------
                                                                                              1,668
                                                                                           --------
               STEEL (0.1%)
      3,600    Reliance Steel & Aluminum Co.                                                    243
      3,700    Worthington Industries, Inc.                                                     143
                                                                                           --------
                                                                                                386
                                                                                           --------
               Total Materials                                                                5,825
                                                                                           --------
               TELECOMMUNICATION SERVICES (0.8%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.1%)
      8,700    Inteliquent, Inc.                                                                146
      9,700    Intelsat SA*                                                                     189
                                                                                           --------
                                                                                                335
                                                                                           --------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
     47,200    AT&T, Inc.                                                                     1,644
     18,900    Verizon Communications, Inc.                                                     950
                                                                                           --------
                                                                                              2,594
                                                                                           --------
               Total Telecommunication Services                                               2,929
                                                                                           --------
               UTILITIES (1.6%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
      6,900    American Electric Power Co., Inc.                                                402
      7,900    Entergy Corp.                                                                    664
     33,600    PPL Corp.                                                                      1,176
                                                                                           --------
                                                                                              2,242
                                                                                           --------
               GAS UTILITIES (0.2%)
     14,000    AGL Resources, Inc.                                                              755
                                                                                           --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     44,500    AES Corp.                                                                        626
                                                                                           --------
               MULTI-UTILITIES (0.6%)
      4,300    MDU Resources Group, Inc.                                                        121

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES      SECURITY                                                                       (000)
---------------------------------------------------------------------------------------------------
     29,600    Public Service Enterprise Group, Inc.                                       $  1,223
      7,300    SCANA Corp.                                                                      401
      1,200    Sempra Energy                                                                    132
      2,700    Vectren Corp.                                                                    121
                                                                                           --------
                                                                                              1,998
                                                                                           --------
               Total Utilities                                                                5,621
                                                                                           --------
               Total Common Stocks (cost: $151,488)                                         185,777
                                                                                           --------
               PREFERRED STOCKS (1.1%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.6%)
     40,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                   1,146
     10,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)     1,089
                                                                                           --------
                                                                                              2,235
                                                                                           --------
               Total Consumer Staples                                                         2,235
                                                                                           --------
               FINANCIALS (0.5%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
     28,000    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                       698
                                                                                           --------
               REGIONAL BANKS (0.1%)
        500    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                          496
                                                                                           --------
               REINSURANCE (0.0%)
        500    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
               3/09/2007; cost $526*(b),(c)                                                     125
                                                                                           --------
               REITs - OFFICE (0.2%)
     20,000    Equity CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual      509
                                                                                           --------
               Total Financials                                                               1,828
                                                                                           --------
               Total Preferred Stocks (cost: $3,917)                                          4,063
                                                                                           --------

               EXCHANGE-TRADED FUNDS (20.2%)

               DOMESTIC EXCHANGE-TRADED FUNDS (0.4%)
     11,400    iShares Russell 1000 ETF                                                       1,282
                                                                                           --------
               Total Domestic Exchange-Traded Funds                                           1,282
                                                                                           --------
               INTERNATIONAL EXCHANGE-TRADED FUNDS (19.8%)
     29,398    EGShares Emerging Markets Consumer ETF                                           806
    250,000    iShares Core MSCI EAFE ETF                                                    14,518
    233,824    iShares Core MSCI Emerging Markets ETF                                        11,792
    366,771    iShares MSCI EAFE ETF                                                         23,455
    520,976    iShares MSCI Germany ETF                                                      14,186
     18,000    iShares MSCI Philippines ETF                                                     689
     17,870    iShares MSCI Turkey ETF                                                          966
     12,254    SPDR S&P Emerging Markets SmallCap ETF                                           579
     19,024    WisdomTree Emerging Markets Equity Income Fund                                   904
     20,334    WisdomTree Emerging Markets SmallCap Dividend Fund                               924
     36,637    WisdomTree India Earnings Fund                                                   851
                                                                                           --------
               Total International Exchange-Traded Funds                                     69,670
                                                                                           --------
               Total Exchange-Traded Funds (cost: $67,087)                                   70,952
                                                                                           --------
               Total Equity Securities (cost: $222,492)                                     260,792
                                                                                           --------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)          SECURITY                                         RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
               BONDS (23.4%)

               CORPORATE OBLIGATIONS (9.3%)

               ENERGY (1.2%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (1.2%)
$      800     DCP Midstream, LLC (a)                           5.85%         5/21/2043       $    794
     1,000     Enbridge Energy Partners, LP                     8.05         10/01/2077          1,131
     1,000     Energy Transfer Partners, LP                     3.25 (d)     11/01/2066            941
     1,000     Enterprise Products Operating, LLC               7.00          6/01/2067          1,058
       500     TEPPCO Partners, LP                              7.00          6/01/2067            510
                                                                                              --------
                                                                                                 4,434
                                                                                              --------
               Total Energy                                                                      4,434
                                                                                              --------
               FINANCIALS (6.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       900     Prospect Capital Corp.                           5.00          7/15/2019            930
     1,575     State Street Capital Trust IV                    1.23 (d)      6/01/2077          1,350
                                                                                              --------
                                                                                                 2,280
                                                                                              --------
               DIVERSIFIED BANKS (0.2%)
     1,000     JPMorgan Chase Capital XIII                      1.18 (d)      9/30/2034            883
                                                                                              --------
               LIFE & HEALTH INSURANCE (0.9%)
       800     Lincoln National Corp.                           7.00          5/17/2066            824
       200     Lincoln National Corp.                           6.05          4/20/2067            205
     1,000     Prudential Financial, Inc.                       5.63          6/15/2043          1,042
     1,000     StanCorp Financial Group, Inc.                   6.90          6/01/2067          1,037
                                                                                              --------
                                                                                                 3,108
                                                                                              --------
               MULTI-LINE INSURANCE (0.8%)
     1,000     Genworth Holdings, Inc.                          6.15         11/15/2066            858
     1,000     Glen Meadow Pass-Through Trust (a)               6.51          2/12/2067            989
     1,000     Nationwide Mutual Insurance Co. (a)              5.81 (d)     12/15/2024          1,001
                                                                                              --------
                                                                                                 2,848
                                                                                              --------
               PROPERTY & CASUALTY INSURANCE (1.9%)
     1,000     Allstate Corp.                                   5.75          8/15/2053          1,066
     1,000     AmTrust Financial Services, Inc.                 6.13          8/15/2023          1,049
     1,000     HSB Group, Inc. (c)                              1.14 (d)      7/15/2027            727
       750     Ironshore Holdings, Inc. (a)                     8.50          5/15/2020            904
     1,300     Oil Insurance Ltd. (a)                           3.22 (d)              -(e)       1,217
       500     Progressive Corp.                                6.70          6/15/2067            551
     1,000     Travelers Companies, Inc.                        6.25          3/15/2067          1,089
                                                                                              --------
                                                                                                 6,603
                                                                                              --------
               REGIONAL BANKS (1.4%)
     1,000     Cullen/Frost Capital Trust II                    1.78 (d)      3/01/2034            878
     1,000     Fulton Capital Trust I                           6.29          2/01/2036            980
     1,000     KeyCorp Capital I                                0.98 (d)      7/01/2028            872
       150     M&T Capital Trust I                              8.23          2/01/2027            152
     1,000     Manufacturers & Traders Trust Co.                5.63         12/01/2021          1,042
     1,000     Suntrust Capital I                               0.90 (d)      5/15/2027            875
                                                                                              --------
                                                                                                 4,799
                                                                                              --------
               REINSURANCE (0.3%)
       500     Alterra USA Holdings Ltd. (a)                    7.20          4/14/2017            552
       500     Platinum Underwriters Finance, Inc.              7.50          6/01/2017            562
                                                                                              --------
                                                                                                 1,114
                                                                                              --------
               Total Financials                                                                 21,635
                                                                                              --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)          SECURITY                                         RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
               INDUSTRIALS (0.3%)
               ------------------
               AEROSPACE & DEFENSE (0.3%)

$    1,000     Textron Financial Corp. (a)                      6.00%         2/15/2067       $    925
                                                                                              --------
               UTILITIES (1.7%)
               ----------------
               ELECTRIC UTILITIES (0.6%)
       983     NextEra Energy Capital Holdings, Inc.            6.65          6/15/2067            999
     1,000     PPL Capital Funding, Inc.                        6.70          3/30/2067          1,014
                                                                                              --------
                                                                                                 2,013
                                                                                              --------
               MULTI-UTILITIES (1.1%)
     1,000     Dominion Resources, Inc.                         7.50          6/30/2066          1,062
       770     Integrys Energy Group, Inc.                      6.11         12/01/2066            784
     1,000     Puget Sound Energy, Inc.                         6.97          6/01/2067          1,041
       975     Wisconsin Energy Corp.                           6.25          5/15/2067            993
                                                                                              --------
                                                                                                 3,880
                                                                                              --------
               Total Utilities                                                                   5,893
                                                                                              --------
               Total Corporate Obligations(cost: $29,181)                                       32,887
                                                                                              --------

               EURODOLLAR AND YANKEE OBLIGATIONS (2.8%)

               FINANCIALS (1.9%)
               -----------------
               DIVERSIFIED BANKS (0.9%)
     1,500     Barclays Bank plc                                0.69 (d)              -(e)       1,012
     2,040     HSBC Bank plc                                    0.69 (d)              -(e)       1,390
       500     LBI hf, acquired 10/12/2007;
                  cost $500 (a),(b),(c),(f)                     7.43                  -(e)           -
     1,000     Lloyds Bank plc                                  0.56 (d)              -(e)         675
                                                                                              --------
                                                                                                 3,077
                                                                                              --------
               LIFE & HEALTH INSURANCE (0.3%)
     1,000     Great-West Life & Annuity Insurance Capital,
                  LP (a)                                        7.15          5/16/2046          1,040
                                                                                              --------
               MULTI-LINE INSURANCE (0.3%)
       800     ZFS Finance USA Trust V (a)                      6.50          5/09/2067            864
                                                                                              --------
               PROPERTY & CASUALTY INSURANCE (0.2%)
       750     QBE Capital Funding III Ltd. (a)                 7.25          5/24/2041            815
                                                                                              --------
               REGIONAL BANKS (0.0%)
     1,000     Glitnir Banki hf, acquired 9/11/2006-10/18/2006;
                  cost $1,017 (a),(b),(c),(f)                   7.45                  -(e)           -
                                                                                              --------
               REINSURANCE (0.2%)
       804     Swiss Re Capital I, LP (a)                       6.85                  -(e)         847
                                                                                              --------
               Total Financials                                                                  6,643
                                                                                              --------
               MATERIALS (0.6%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
     1,000     Braskem Finance Ltd.                             6.45          2/03/2024          1,063
                                                                                              --------
               GOLD (0.3%)
     1,000     Kinross Gold Corp. (a)                           5.95          3/15/2024            958
                                                                                              --------
               Total Materials                                                                   2,021
                                                                                              --------
               UTILITIES (0.3%)
               ----------------
               ELECTRIC UTILITIES (0.3%)
       650     Electricite De France S.A. (a)                   5.25                  -(e)         676

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)          SECURITY                                         RATE           MATURITY          (000)
------------------------------------------------------------------------------------------------------
$      500     Enel S.p.A. (a)                                  8.75%         9/24/2073       $    586
                                                                                              --------
                                                                                                 1,262
                                                                                              --------
               Total Utilities                                                                   1,262
                                                                                              --------
               Total Eurodollar and Yankee Obligations(cost: $10,438)                            9,926
                                                                                              --------
               COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

               FINANCIALS (0.3%)
               -----------------
     1,010     Structured Asset Mortgage Investments, Inc.
                   (cost: $907)                                 0.66 (d)      7/19/2035            895
                                                                                              --------
               COMMERCIAL MORTGAGE SECURITIES (5.4%)

               FINANCIALS (5.4%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
       500     Banc of America Commercial Mortgage, Inc.        5.77          5/10/2045            526
     1,000     Banc of America Commercial Mortgage, Inc.        5.18          9/10/2047          1,024
       500     Banc of America Commercial Mortgage, Inc.        6.29          2/10/2051            538
     1,000     Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                      5.66          9/11/2041            976
       500     Bear Stearns Commercial Mortgage Securities,
                  Inc.                                          4.99          9/11/2042            512
       530     Citigroup Commercial Mortgage Trust              5.78          3/15/2049            553
     1,000     GE Capital Commercial Mortgage Corp.             5.31         11/10/2045          1,010
     1,000     GE Capital Commercial Mortgage Corp.             5.61         12/10/2049          1,055
       500     GMAC Commercial Mortgage Securities, Inc.        4.97         12/10/2041            508
       250     GMAC Commercial Mortgage Securities, Inc.        4.98         12/10/2041            254
     1,000     GS Mortgage Securities Corp. II                  5.52          4/10/2038          1,029
     1,000     GS Mortgage Securities Corp. II                  4.78          7/10/2039          1,010
     1,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.04         10/15/2042          1,018
       690     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.57          4/15/2043            721
       500     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.39         12/15/2044            518
       378     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.39         12/15/2044            393
     1,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.86          4/15/2045          1,010
     1,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                              5.48          5/15/2045          1,058
       250     Merrill Lynch Mortgage Trust                     5.24          7/12/2038            246
       135     Merrill Lynch Mortgage Trust                     5.27          7/12/2038            128
       670     Merrill Lynch Mortgage Trust                     5.67          5/12/2039            675
       500     Merrill Lynch Mortgage Trust                     5.01         10/12/2041            500
     1,000     Merrill Lynch Mortgage Trust                     5.84          6/12/2050          1,042
     1,000     ML-CFC Commercial Mortgage Trust                 5.42          8/12/2048          1,053
       500     ML-CFC Commercial Mortgage Trust                 5.88          8/12/2049            514
     1,000     Wachovia Bank Commercial Mortgage Trust          5.71          5/15/2043          1,041
                                                                                              --------
                                                                                                18,912
                                                                                              --------
               Total Financials                                                                 18,912
                                                                                              --------
               Total Commercial Mortgage Securities(cost: $17,411)                              18,912
                                                                                              --------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
(000)          SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES (5.6%)

               BONDS (3.0%)
               ------------
$   10,500     3.13%, 8/15/2044                                                             $   10,631

               NOTES (2.6%)
               ------------
     2,000     1.75%, 5/15/2022                                                                  1,950
     4,970     1.63%, 8/15/2022                                                                  4,790
       390     1.63%, 11/15/2022                                                                   374
       170     2.00%, 2/15/2023                                                                    168
     1,000     2.75%, 11/15/2023                                                                 1,040
       800     2.38%, 8/15/2024                                                                    803
                                                                                            ----------
                                                                                                 9,125
                                                                                            ----------
               Total U.S. Treasury Securities(cost: $19,353)                                    19,756
                                                                                            ----------
               Total Bonds (cost: $77,290)                                                      82,376
                                                                                            ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (2.0%)

               MONEY MARKET FUNDS (2.0%)
 6,815,900     State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (g)
                  (cost: $6,816)                                                                 6,816
                                                                                            ----------
               TOTAL INVESTMENTS (COST: $306,598)                                           $  349,984
                                                                                            ==========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.1%)
       180     Put - S&P 500 Index expiring January 17, 2015 at 1850                               257
                                                                                            ----------

               TOTAL PURCHASED OPTIONS (COST: $672)                                         $      257
                                                                                            ==========

               WRITTEN OPTIONS (0.0%)
      (180)    Put - S&P 500 Index expiring December 20, 2014 at 1700                              (40)
                                                                                            ----------

               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $216)                              $      (40)
                                                                                            ==========

================================================================================

13  | USAA First Start Growth Fund

================================================================================

($ in 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                                 MARKETS        OBSERVABLE        INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                           ASSETS                                          TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $     185,777    $         --     $       --    $  185,777
  Preferred Stocks                                     --           3,938            125         4,063
  Exchange-Traded Funds:
    Domestic Exchange-Traded Funds                  1,282              --             --         1,282
    International Exchange-Traded Funds            69,670              --             --        69,670
Bonds:
  Corporate Obligations                                --          32,160            727        32,887
  Eurodollar and Yankee Obligations                    --           9,926             --         9,926
  Collateralized Mortgage Obligations                  --             895             --           895
  Commercial Mortgage Securities                       --          18,912             --        18,912
  U.S. Treasury Securities                         19,756              --             --        19,756
Money Market Instruments:
  Money Market Funds                                6,816              --             --         6,816
Purchased Options                                     257              --             --           257
------------------------------------------------------------------------------------------------------
Total                                       $     283,558    $     65,831     $       852   $  350,241
------------------------------------------------------------------------------------------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                              QUOTED PRICES       OTHER        SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                                 MARKETS        OBSERVABLE        INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                       TOTAL
------------------------------------------------------------------------------------------------------
Written Options                             $         (40)   $         --     $        --   $     (40)
------------------------------------------------------------------------------------------------------
Total                                       $         (40)   $         --     $        --   $     (40)
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                             Preferred Stocks    Corporate Obligations
------------------------------------------------------------------------------------------------------
 Balance as of July 31, 2014                                             $895                     $770
 Purchases                                                                  -                        -
 Sales                                                                   (795)                       -
 Transfers into Level 3                                                     -                        -
 Transfers out of Level 3                                                   -                        -
 Net realized gain (loss) on investments                                  (55)                       -
 Change in net unrealized appreciation/depreciation of
 investments                                                               80                     (43)
------------------------------------------------------------------------------------------------------
 Balance as of October 31, 2014                                          $125                     $727
------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

15  | USAA First Start Growth Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

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                                         Notes to Portfolio of Investments |  16

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2. Additionally, certain bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealer participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures

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17  | USAA First Start Growth Fund

================================================================================

contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at October 31, 2014 did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $49,244,000 and $6,273,000, respectively, resulting in net unrealized appreciation of $42,971,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $351,899,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.9% of net assets at October 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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19  | USAA First Start Growth Fund

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $125,000, which represented less than 0.1% of the Fund's net assets.

(c) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $852,000, which represented 0.2% of the Fund's net assets.

(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2014.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) At October 31, 2014, the issuer was in default with respect to interest and/or principal payments.

(g) Rate represents the money market fund annualized seven-day yield at October 31, 2014.

*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/16/2014
         ------------------------------